Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Nov. 30, 2015	Nov. 30, 2025	Nov. 30, 2016	Nov. 30, 2017	Nov. 30, 2018	Nov. 30, 2019	Nov. 30, 2020	Nov. 30, 2021	Nov. 30, 2022	Nov. 30, 2023	Nov. 30, 2024	Nov. 30, 2025
C000026757
Account Value [Line Items]
Line Graph and Table Measure Name		Class A Shares with sales load
Accumulated Value	$ 9,546		$ 10,197	$ 10,896	$ 10,725	$ 11,785	$ 12,440	$ 12,905	$ 11,371	$ 11,925	$ 13,265	$ 14,199
C000026759
Account Value [Line Items]
Line Graph and Table Measure Name		Class C Shares with sales load
Accumulated Value	10,000		10,602	11,243	10,984	11,994	12,551	12,922	11,313	11,761	13,083	14,003
C000026760
Account Value [Line Items]
Line Graph and Table Measure Name		Class F Shares with sales load
Accumulated Value	9,896		10,575	11,292	11,115	12,220	12,892	13,378	11,792	12,355	13,755	14,732
C000062222
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional Shares
Accumulated Value	10,000		10,712	11,486	11,342	12,508	13,237	13,779	12,185	12,807	14,303	15,368
C000177003
Account Value [Line Items]
Line Graph and Table Measure Name		Class R6 Shares
Accumulated Value	10,000		10,681	11,451	11,295	12,465	13,188	13,725	12,135	12,767	14,249	15,320
FEDERATED INDEX: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg US Aggregate Bond Index
Accumulated Value	10,000		10,217	10,546	10,404	11,527	12,366	12,224	10,654	10,780	11,521	12,178
FEDERATED INDEX: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg US Aggregate Bond Index
Accumulated Value	10,000		10,217	10,546	10,404	11,527	12,366	12,224	10,654	10,780	11,521	12,178
FEDERATED INDEX: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg US Aggregate Bond Index
Accumulated Value	10,000		10,217	10,546	10,404	11,527	12,366	12,224	10,654	10,780	11,521	12,178
FEDERATED INDEX: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg US Aggregate Bond Index
Accumulated Value	10,000		10,217	10,546	10,404	11,527	12,366	12,224	10,654	10,780	11,521	12,178
FEDERATED INDEX: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg US Aggregate Bond Index
Accumulated Value	10,000		10,217	10,546	10,404	11,527	12,366	12,224	10,654	10,780	11,521	12,178
FEDERATED INDEX: 25% Bloomberg EM Seasoned ex Aggregate/Eurodollar Index/40% Bloomberg US Corporate High Yield 2%
Account Value [Line Items]
Line Graph and Table Measure Name		Blended Index
Accumulated Value	10,000		10,818	11,584	11,448	12,468	13,185	13,365	11,964	12,685	14,287	15,472
FEDERATED INDEX: Morningstar Multisector Bond Funds Average
Account Value [Line Items]
Line Graph and Table Measure Name		Morningstar Multisector Bond Funds Category Average
Accumulated Value	10,000		10,471	11,177	11,073	12,010	12,534	12,887	11,712	12,270	13,457	14,344
FEDERATED INDEX: 25% Bloomberg EM Seasoned ex Aggregate/Eurodollar Index/40% Bloomberg US Corporate High Yield 2%
Account Value [Line Items]
Line Graph and Table Measure Name		Blended Index
Accumulated Value	10,000		10,818	11,584	11,448	12,468	13,185	13,365	11,964	12,685	14,287	15,472
FEDERATED INDEX: Morningstar Multisector Bond Funds Average
Account Value [Line Items]
Line Graph and Table Measure Name		Morningstar Multisector Bond Funds Category Average
Accumulated Value	10,000		10,471	11,177	11,073	12,010	12,534	12,887	11,712	12,270	13,457	14,344
FEDERATED INDEX: 25% Bloomberg EM Seasoned ex Aggregate/Eurodollar Index/40% Bloomberg US Corporate High Yield 2%
Account Value [Line Items]
Line Graph and Table Measure Name		Blended Index
Accumulated Value	10,000		10,818	11,584	11,448	12,468	13,185	13,365	11,964	12,685	14,287	15,472
FEDERATED INDEX: Morningstar Multisector Bond Funds Average
Account Value [Line Items]
Line Graph and Table Measure Name		Morningstar Multisector Bond Funds Category Average
Accumulated Value	10,000		10,471	11,177	11,073	12,010	12,534	12,887	11,712	12,270	13,457	14,344
FEDERATED INDEX: 25% Bloomberg EM Seasoned ex Aggregate/Eurodollar Index/40% Bloomberg US Corporate High Yield 2%
Account Value [Line Items]
Line Graph and Table Measure Name		Blended Index
Accumulated Value	10,000		10,818	11,584	11,448	12,468	13,185	13,365	11,964	12,685	14,287	15,472
FEDERATED INDEX: Morningstar Multisector Bond Funds Average
Account Value [Line Items]
Line Graph and Table Measure Name		Morningstar Multisector Bond Funds Category Average
Accumulated Value	10,000		10,471	11,177	11,073	12,010	12,534	12,887	11,712	12,270	13,457	14,344
FEDERATED INDEX: 25% Bloomberg EM Seasoned ex Aggregate/Eurodollar Index/40% Bloomberg US Corporate High Yield 2%
Account Value [Line Items]
Line Graph and Table Measure Name		Blended Index
Accumulated Value	10,000		10,818	11,584	11,448	12,468	13,185	13,365	11,964	12,685	14,287	15,472
FEDERATED INDEX: Morningstar Multisector Bond Funds Average
Account Value [Line Items]
Line Graph and Table Measure Name		Morningstar Multisector Bond Funds Category Average
Accumulated Value	$ 10,000		$ 10,471	$ 11,177	$ 11,073	$ 12,010	$ 12,534	$ 12,887	$ 11,712	$ 12,270	$ 13,457	$ 14,344